Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] IFRS15 [Member]	Retained earnings [member] IFRS16 [Member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year (Previously stated [member]) at Oct. 31, 2018					$ 18,537
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2018					18,543
Balance at beginning of year at Oct. 31, 2018		$ 2,250	$ 13,243	$ 136							$ 1,024	$ (18)	$ (143)	$ (12)	$ 65	$ (139)	$ 173
Net income attributable to equity shareholders	$ 5,096				5,096
Net income attributable to non-controlling interests	25																25
Net gains (losses) on equity securities designated at FVOCI															(2)
Net change in debt securities measured at FVOCI																216
Net change in foreign currency translation adjustments											(31)
Net change in cash flow hedges	131											131
Net change in post-employment defined benefit plans	(220)												(220)
Net change attributable to changes in credit risk	28													28
Dividends and distributions		111	2,488					$ (111)	$ (2,488)								(11)
Premium on purchase of common shares for cancellation					(79)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(18)
Issue of equity		575	377
Compensation expense arising from equity-settled share-based awards				16
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					18
Purchase of common shares for cancellation, Amount			(30)
Exercise of stock options and settlement of other equity-settled share-based awards				(27)
Treasury shares		1	1
Other					(7)												(1)
Balance at end of year (Previously stated [member]) at Oct. 31, 2019					20,972
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2019					21,120
Balance at end of year at Oct. 31, 2019	38,580	2,825	13,591	125	20,972	$ 6				$ 881	993	113	(363)	16	45	77	186
Net income attributable to equity shareholders	3,790				3,790
Net income attributable to non-controlling interests	2																2
Net gains (losses) on equity securities designated at FVOCI															50
Net change in debt securities measured at FVOCI																232
Net change in foreign currency translation adjustments											180
Net change in cash flow hedges	161											161
Net change in post-employment defined benefit plans	80												80
Net change attributable to changes in credit risk	(56)													(56)
Dividends and distributions		122	2,592					(122)	(2,592)								(15)
Premium on purchase of common shares for cancellation					(166)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(93)
Issue of equity		750	371
Compensation expense arising from equity-settled share-based awards				14
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					93
Purchase of common shares for cancellation, Amount			(68)
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Treasury shares		14	14
Other				(2)	(4)												8
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2020					22,119
Balance at end of year at Oct. 31, 2020	41,335	3,575	13,908	117	22,119		$ 148			1,435	1,173	274	(283)	(40)	2	309	181
Net income attributable to equity shareholders	6,429				6,429
Net income attributable to non-controlling interests	17																17
Net gains (losses) on equity securities designated at FVOCI															100
Net change in debt securities measured at FVOCI																(116)
Net change in foreign currency translation adjustments											(1,115)
Net change in cash flow hedges	(137)											(137)
Net change in post-employment defined benefit plans	917												917
Net change attributable to changes in credit risk	12													12
Dividends and distributions		121	2,622					$ (158)	$ (2,622)								(9)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings															(27)
Issue of equity		750	458
Compensation expense arising from equity-settled share-based awards				19
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					27
Exercise of stock options and settlement of other equity-settled share-based awards				(43)
Treasury shares		(15)	(15)
Other				17	(2)												(7)
Balance at end of year at Oct. 31, 2021	$ 45,830	$ 4,325	$ 14,351	$ 110	$ 25,793					$ 1,069	$ 58	$ 137	$ 634	$ (28)	$ 75	$ 193	$ 182